Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Non-Current deferred tax assets	$ 47,242	$ 49,123
Total deferred tax assets	47,242	49,123
Less valuation allowance	(42,584)	(45,526)	$ (46,189)	$ (45,969)
Net deferred tax assets	4,658	3,597
Non-Current deferred tax liabilities		(1,002)
Total deferred tax liabilities		(1,002)
Total deferred tax	$ 4,658	$ 2,595